COSTS AND ESTIMATED EARNINGS IN EXCESS OF BILLINGS (Details Textual) - USD ($) $ in Thousands	Jun. 30, 2016	Jun. 30, 2015
Costs In Excess Of Billings And Billings In Excess Of Costs Incurred [Line Items]
Contracts Completed But Still Within Warranty Period Current	$ 36,387	$ 29,752
Contract Amount For Warranty Period Expected To Be Collected	$ 4,034	$ 1,895